Consolidated balance sheet - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash and balances at central banks	£ 62,705	£ 78,110
Financial assets at fair value through profit or loss	215,925	203,318
Derivative financial instruments	24,065	22,356
Loans and advances to banks	7,900	10,764
Loans and advances to customers	459,857	449,745
Reverse repurchase agreements	49,476	38,771
Debt securities	14,544	15,355
Financial assets at amortised cost	531,777	514,635
Financial assets at fair value through other comprehensive income	30,690	27,592
Goodwill and other intangible assets	8,188	8,306
Current tax recoverable	526	1,183
Deferred tax assets	5,005	5,185
Retirement benefit assets	3,028	3,624
Other assets	24,788	17,144
Total assets	906,697	881,453
Liabilities
Deposits from banks	6,158	6,153
Customer deposits	482,745	471,396
Repurchase agreements at amortised cost	37,760	37,703
Financial liabilities at fair value through profit or loss	27,611	24,914
Derivative financial instruments	21,676	20,149
Notes in circulation	2,121	1,392
Debt securities in issue at amortised cost	70,834	75,592
Liabilities arising from insurance and participating investment contracts	122,064	120,123
Liabilities arising from non-participating investment contracts	51,228	44,978
Other liabilities	25,918	19,026
Retirement benefit obligations	122	136
Current tax liabilities	45	39
Deferred tax liabilities	125	157
Provisions	2,313	2,077
Subordinated liabilities	10,089	10,253
Total liabilities	860,809	834,088
Equity
Share capital	6,062	6,358
Share premium account	18,720	18,568
Other reserves	8,827	8,508
Retained profits	5,912	6,790
Ordinary shareholders’ equity	39,521	40,224
Other equity instruments	6,195	6,940
Total equity excluding non-controlling interests	45,716	47,164
Non-controlling interests	172	201
Total equity	45,888	47,365
Total equity and liabilities	£ 906,697	£ 881,453